Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2019

MCE-QTLY-0120
1.870939.111

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (a)	635,548	$9,209,091
Entertainment - 0.6%
Electronic Arts, Inc. (b)	66,963	6,763,933
Roku, Inc. Class A (b)	5,462	875,941
		7,639,874
Interactive Media & Services - 0.2%
TripAdvisor, Inc.	79,091	2,246,184
Media - 1.5%
Cable One, Inc.	1,055	1,619,425
CBS Corp. Class B	19,859	801,906
DISH Network Corp.:
rights 12/9/19 (b)	11,821	8,038
Class A (b)	218,394	7,462,523
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	28,379	1,382,057
Liberty SiriusXM Series C (b)	26,880	1,303,949
Omnicom Group, Inc.	93,155	7,403,959
		19,981,857

TOTAL COMMUNICATION SERVICES		39,077,006

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.9%
BorgWarner, Inc.	171,493	7,211,281
Gentex Corp.	48,920	1,389,328
Lear Corp.	25,447	3,061,529
		11,662,138
Automobiles - 0.2%
Ford Motor Co.	224,619	2,035,048
Distributors - 0.5%
LKQ Corp. (b)	198,493	7,002,833
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (b)	146,171	6,615,699
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (b)	12,461	10,142,257
Extended Stay America, Inc. unit	471,177	6,954,573
International Game Technology PLC (a)	61,282	910,038
Las Vegas Sands Corp.	46,289	2,904,635
MGM Mirage, Inc.	298,807	9,546,884
Norwegian Cruise Line Holdings Ltd. (b)	29,853	1,601,315
Yum China Holdings, Inc.	204,106	9,086,799
		41,146,501
Household Durables - 3.3%
D.R. Horton, Inc.	143,277	7,930,382
Garmin Ltd.	90,660	8,856,575
Lennar Corp. Class A	95,334	5,686,673
NVR, Inc. (b)	2,303	8,732,723
PulteGroup, Inc.	203,820	8,081,463
Tempur Sealy International, Inc. (b)	331	28,095
Toll Brothers, Inc.	112,059	4,501,410
		43,817,321
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	140,785	5,000,683
Multiline Retail - 0.6%
Dollar General Corp.	9,109	1,433,392
Kohl's Corp.	22,228	1,044,938
Target Corp.	45,517	5,690,080
		8,168,410
Specialty Retail - 1.7%
AutoNation, Inc. (b)	45,286	2,313,662
AutoZone, Inc. (b)	4,416	5,201,695
Best Buy Co., Inc.	103,503	8,346,482
O'Reilly Automotive, Inc. (b)	11,455	5,066,317
Tiffany & Co., Inc.	9,419	1,260,262
Ulta Beauty, Inc. (b)	1,206	282,035
		22,470,453
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (b)	5,071	852,841
PVH Corp.	10,862	1,053,180
Ralph Lauren Corp.	68,128	7,312,860
Tapestry, Inc.	179,562	4,828,422
		14,047,303

TOTAL CONSUMER DISCRETIONARY		161,966,389

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.1%
Kroger Co.	306,944	8,391,849
U.S. Foods Holding Corp. (b)	146,355	5,820,538
		14,212,387
Food Products - 2.1%
Archer Daniels Midland Co.	161,895	6,950,152
The Hershey Co.	67,227	9,960,352
Tyson Foods, Inc. Class A	122,409	11,003,345
		27,913,849
Household Products - 0.3%
Kimberly-Clark Corp.	19,470	2,654,540
Spectrum Brands Holdings, Inc.	30,625	1,914,675
		4,569,215
Personal Products - 0.0%
Coty, Inc. Class A	8,189	94,501

TOTAL CONSUMER STAPLES		46,789,952

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	135,301	2,156,698
Devon Energy Corp.	231,649	5,070,797
EOG Resources, Inc.	5,980	423,982
HollyFrontier Corp.	49,833	2,568,891
Kinder Morgan, Inc.	331,187	6,494,577
Marathon Oil Corp.	466,665	5,436,647
Parsley Energy, Inc. Class A	44,679	669,291
The Williams Companies, Inc.	227,136	5,160,530
		27,981,413
FINANCIALS - 15.1%
Banks - 2.3%
East West Bancorp, Inc.	100,485	4,604,223
First Horizon National Corp.	146,379	2,353,774
KeyCorp	48,171	934,036
M&T Bank Corp.	55,229	9,098,425
Regions Financial Corp.	525,448	8,743,455
SunTrust Banks, Inc.	52,750	3,736,810
		29,470,723
Capital Markets - 4.6%
Ameriprise Financial, Inc.	31,860	5,220,898
Bank of New York Mellon Corp.	8,150	399,106
E*TRADE Financial Corp.	51,632	2,287,298
Invesco Ltd.	124,429	2,184,973
Legg Mason, Inc.	21,802	852,022
LPL Financial	51,504	4,756,394
MarketAxess Holdings, Inc.	22,690	9,162,676
Morningstar, Inc.	43,320	6,805,572
MSCI, Inc.	31,001	8,035,149
Raymond James Financial, Inc.	9,621	864,158
SEI Investments Co.	116,344	7,507,678
State Street Corp.	149,199	11,204,845
T. Rowe Price Group, Inc.	10,812	1,335,931
		60,616,700
Consumer Finance - 2.6%
Ally Financial, Inc.	259,410	8,259,614
Discover Financial Services	127,584	10,828,054
Navient Corp.	198,500	2,848,475
OneMain Holdings, Inc.	34,437	1,483,890
Synchrony Financial	287,496	10,755,225
		34,175,258
Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	259,952	5,432,997
Insurance - 4.5%
Allstate Corp.	375	41,756
American International Group, Inc. warrants 1/19/21 (b)	574	6,526
Arch Capital Group Ltd. (b)	186,153	7,812,841
CNA Financial Corp.	43,700	1,954,264
First American Financial Corp.	123,790	7,875,520
FNF Group	187,009	8,907,239
Hanover Insurance Group, Inc.	26,524	3,605,407
Hartford Financial Services Group, Inc.	165,703	10,250,388
Lincoln National Corp.	59,168	3,493,870
Primerica, Inc.	19,405	2,597,165
Progressive Corp.	12,369	903,555
Prudential Financial, Inc.	33,382	3,125,223
Reinsurance Group of America, Inc.	13,067	2,162,066
Unum Group	116,281	3,574,478
W.R. Berkley Corp.	50,873	3,459,364
		59,769,662
Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	416,574	3,886,635
MFA Financial, Inc.	704,382	5,395,566
		9,282,201

TOTAL FINANCIALS		198,747,541

HEALTH CARE - 11.6%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (b)	6,506	762,113
Biogen, Inc. (b)	23,043	6,908,522
bluebird bio, Inc. (b)	334	27,034
Incyte Corp. (b)	105,385	9,923,052
Ionis Pharmaceuticals, Inc. (b)	1,385	88,585
Moderna, Inc.	2,502	50,941
Regeneron Pharmaceuticals, Inc. (b)	19,498	7,194,762
Sage Therapeutics, Inc. (b)	1,588	245,775
United Therapeutics Corp. (b)	9,308	858,756
		26,059,540
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (b)	16,666	4,622,148
Baxter International, Inc.	72,710	5,960,039
Dentsply Sirona, Inc.	7,489	423,428
DexCom, Inc. (b)	14,064	3,196,888
Edwards Lifesciences Corp. (b)	9,968	2,441,562
Hill-Rom Holdings, Inc.	70,982	7,609,980
Hologic, Inc. (b)	172,420	8,848,594
Masimo Corp. (b)	35,143	5,449,625
Varian Medical Systems, Inc. (b)	10,903	1,458,058
West Pharmaceutical Services, Inc.	3,372	495,785
Zimmer Biomet Holdings, Inc.	33,529	4,871,093
		45,377,200
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	87,997	7,735,816
Cardinal Health, Inc.	124,905	6,873,522
DaVita HealthCare Partners, Inc. (b)	63,764	4,576,342
Humana, Inc.	18,098	6,175,581
McKesson Corp.	42,251	6,111,185
Molina Healthcare, Inc. (b)	61,766	8,369,293
Quest Diagnostics, Inc.	32,618	3,475,448
Wellcare Health Plans, Inc. (b)	3,227	1,039,320
		44,356,507
Health Care Technology - 1.4%
Cerner Corp.	126,869	9,082,552
Veeva Systems, Inc. Class A (b)	61,580	9,186,504
		18,269,056
Life Sciences Tools & Services - 0.1%
Bruker Corp.	32,251	1,650,929
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (b)	55,500	8,387,160
Mylan NV (b)	457,134	8,584,977
		16,972,137

TOTAL HEALTH CARE		152,685,369

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.3%
Arconic, Inc.	292,185	9,046,048
Curtiss-Wright Corp.	9,706	1,332,731
Harris Corp.	69,525	13,980,783
HEICO Corp.	11,173	1,451,261
HEICO Corp. Class A	15,706	1,577,511
Northrop Grumman Corp.	7,313	2,572,494
Parsons Corp.	8,289	331,809
Spirit AeroSystems Holdings, Inc. Class A	4,079	354,832
		30,647,469
Airlines - 0.5%
JetBlue Airways Corp. (b)	367,380	7,079,413
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	28,805	1,822,204
Commercial Services & Supplies - 2.2%
Cintas Corp.	36,819	9,464,692
IAA Spinco, Inc. (b)	84,341	3,823,178
KAR Auction Services, Inc.	267,280	5,644,954
Republic Services, Inc.	93,253	8,266,878
Waste Management, Inc.	15,580	1,759,138
		28,958,840
Construction & Engineering - 0.4%
EMCOR Group, Inc.	59,015	5,248,204
Valmont Industries, Inc.	3,824	547,367
		5,795,571
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,069	1,186,044
nVent Electric PLC	58,336	1,441,483
Regal Beloit Corp.	31,907	2,607,759
Rockwell Automation, Inc.	37,464	7,336,950
		12,572,236
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	24,045	3,750,539
Machinery - 4.2%
AGCO Corp.	96,214	7,517,200
Allison Transmission Holdings, Inc.	125,373	6,068,053
Crane Co.	26,136	2,171,118
Cummins, Inc.	60,694	11,098,505
Ingersoll-Rand PLC	39,696	5,204,543
Oshkosh Corp.	82,803	7,490,359
PACCAR, Inc.	140,674	11,446,643
Stanley Black & Decker, Inc.	25,507	4,023,474
		55,019,895
Professional Services - 1.0%
Nielsen Holdings PLC	248,522	4,858,605
Robert Half International, Inc.	130,225	7,579,095
		12,437,700
Road & Rail - 0.8%
CSX Corp.	24,421	1,747,078
Kansas City Southern	59,721	9,102,675
		10,849,753

TOTAL INDUSTRIALS		168,933,620

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.2%
Ciena Corp. (b)	192,290	7,299,328
F5 Networks, Inc. (b)	5,604	816,559
Juniper Networks, Inc.	308,586	7,733,165
		15,849,052
Electronic Equipment & Components - 2.6%
Avnet, Inc.	9,304	378,208
CDW Corp.	17,193	2,321,915
Jabil, Inc.	93,442	3,629,287
Keysight Technologies, Inc. (b)	92,816	9,934,096
National Instruments Corp.	170,930	7,199,572
Trimble, Inc. (b)	43,161	1,749,315
Zebra Technologies Corp. Class A (b)	34,787	8,729,450
		33,941,843
IT Services - 3.8%
Alliance Data Systems Corp.	47,725	5,102,280
Amdocs Ltd.	120,107	8,323,415
Booz Allen Hamilton Holding Corp. Class A	71,590	5,208,888
CACI International, Inc. Class A (b)	4,455	1,066,171
CoreLogic, Inc. (b)	15,409	638,395
Fiserv, Inc. (b)	92,563	10,759,523
Genpact Ltd.	187,961	7,650,013
Global Payments, Inc.	10,325	1,869,858
GoDaddy, Inc. (b)	3,559	236,246
Perspecta, Inc.	11,526	317,887
Sabre Corp.	321,147	7,203,327
VeriSign, Inc. (b)	11,350	2,164,899
		50,540,902
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (b)	336,449	13,171,978
Applied Materials, Inc.	30,532	1,767,803
Cirrus Logic, Inc. (b)	7,122	510,647
Cypress Semiconductor Corp.	3,748	87,891
KLA-Tencor Corp.	17,292	2,833,467
Lam Research Corp.	48,271	12,880,151
Marvell Technology Group Ltd.	39,495	1,041,483
Maxim Integrated Products, Inc.	83,960	4,758,013
Micron Technology, Inc. (b)	135,475	6,436,417
ON Semiconductor Corp. (b)	357,646	7,678,660
Qorvo, Inc. (b)	82,489	8,596,179
Skyworks Solutions, Inc.	54,876	5,394,311
Teradyne, Inc.	118,034	7,387,748
Xilinx, Inc.	91,308	8,471,556
		81,016,304
Software - 5.2%
Atlassian Corp. PLC (b)	57,821	7,349,627
Avalara, Inc. (b)	74,421	5,807,071
Cadence Design Systems, Inc. (b)	141,157	9,916,279
Citrix Systems, Inc.	77,976	8,796,473
Dropbox, Inc. Class A (b)	355,844	6,579,556
Fair Isaac Corp. (b)	3,121	1,147,748
LogMeIn, Inc.	94,965	7,405,371
Manhattan Associates, Inc. (b)	4,716	393,833
Nortonlifelock, Inc.	37,124	924,388
Nuance Communications, Inc. (b)	433,555	7,773,641
Smartsheet, Inc. (b)	11,760	557,777
SS&C Technologies Holdings, Inc.	34,119	2,048,846
Synopsys, Inc. (b)	71,960	10,149,238
		68,849,848
Technology Hardware, Storage & Peripherals - 0.4%
Xerox Holdings Corp.	143,166	5,573,452

TOTAL INFORMATION TECHNOLOGY		255,771,401

MATERIALS - 5.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	176,404	8,151,629
Corteva, Inc.	136,215	3,544,314
DowDuPont, Inc.	1,596	103,437
Eastman Chemical Co.	104,088	8,157,377
Huntsman Corp.	311,761	7,052,034
		27,008,791
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	6,682	1,793,449
Vulcan Materials Co.	20,106	2,852,438
		4,645,887
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	239,428	3,895,494
International Paper Co.	52,848	2,448,976
		6,344,470
Metals & Mining - 2.5%
Alcoa Corp. (b)	39,393	801,648
Newmont Goldcorp Corp.	297,685	11,431,104
Nucor Corp.	100,190	5,646,708
Reliance Steel & Aluminum Co.	65,893	7,774,056
Steel Dynamics, Inc.	235,521	7,944,123
		33,597,639

TOTAL MATERIALS		71,596,787

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Campus Communities, Inc.	18,119	870,437
American Homes 4 Rent Class A	53,723	1,434,941
Apartment Investment & Management Co. Class A	99,470	5,348,502
Apple Hospitality (REIT), Inc.	375,441	6,104,671
AvalonBay Communities, Inc.	21,576	4,626,110
Brixmor Property Group, Inc.	350,397	7,687,710
Camden Property Trust (SBI)	72,481	8,085,256
Columbia Property Trust, Inc.	31,333	650,473
Crown Castle International Corp.	10,428	1,393,806
Douglas Emmett, Inc.	53,381	2,352,501
Empire State Realty Trust, Inc.	53,535	747,349
Equity Commonwealth	45,583	1,497,402
Equity Lifestyle Properties, Inc.	98,293	7,281,545
Equity Residential (SBI)	25,003	2,127,755
Essex Property Trust, Inc.	28,285	8,830,011
Gaming & Leisure Properties	180,170	7,603,174
Healthcare Trust of America, Inc.	7,966	241,768
Highwoods Properties, Inc. (SBI)	1,820	88,361
Hospitality Properties Trust (SBI)	83,185	1,937,379
Host Hotels & Resorts, Inc.	491,375	8,594,149
Liberty Property Trust (SBI)	3,601	221,894
Life Storage, Inc.	14,583	1,597,130
Mid-America Apartment Communities, Inc.	1,021	138,968
Outfront Media, Inc.	76,765	1,917,590
Park Hotels & Resorts, Inc.	290,596	6,872,595
Prologis, Inc.	2,022	185,114
Realty Income Corp.	56,660	4,341,856
Retail Properties America, Inc.	430,801	6,130,298
SBA Communications Corp. Class A	14,010	3,312,945
VICI Properties, Inc.	12,739	315,035
		102,536,725
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	59,901	3,415,555

TOTAL REAL ESTATE		105,952,280

UTILITIES - 5.5%
Electric Utilities - 2.3%
Entergy Corp.	7,978	928,559
Hawaiian Electric Industries, Inc.	3,626	158,347
IDACORP, Inc.	14,731	1,547,492
OGE Energy Corp.	162,437	6,832,100
Portland General Electric Co.	54,010	2,998,095
PPL Corp.	302,107	10,280,701
Xcel Energy, Inc.	136,735	8,407,835
		31,153,129
Gas Utilities - 0.6%
UGI Corp.	182,549	7,950,009
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	478,506	9,048,548
Vistra Energy Corp.	308,917	8,195,568
		17,244,116
Multi-Utilities - 1.2%
Ameren Corp.	62,459	4,642,577
DTE Energy Co.	51,725	6,462,522
MDU Resources Group, Inc.	142,266	4,131,405
Public Service Enterprise Group, Inc.	10,053	596,243
Sempra Energy	385	56,699
		15,889,446
Water Utilities - 0.1%
American Water Works Co., Inc.	6,835	827,240

TOTAL UTILITIES		73,063,940

TOTAL COMMON STOCKS
(Cost $1,142,600,711)		1,302,565,698
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (c)
(Cost $597,042)	600,000	597,218
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.61% (d)	14,553,092	$14,556,002
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	10,445,379	10,446,424
TOTAL MONEY MARKET FUNDS
(Cost $25,002,426)		25,002,426
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,168,200,179)		1,328,165,342
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,637,298)
NET ASSETS - 100%		$1,319,528,044

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	84	Dec. 2019	$16,884,000	$520,467	$520,467

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $597,218.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,807
Fidelity Securities Lending Cash Central Fund	4,811
Total	$63,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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